UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number: 811-08850


                         Name and address of Registrant:

                                ICAP Funds, Inc.
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606


                    Name and address of agent for service:

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606

                                   Copies to:
                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202


                   Registrant's telephone number: 312-424-9100


                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS                              97.2%

BASIC INDUSTRIES                            5.8%
Archer-Daniels-Midland Co.                              10,250     $    251,945
BASF AG ADR                                              5,550          391,553
Freeport-McMoRan Copper & Gold, Inc.                     5,350          211,914
                                                                   -------------
                                                                        855,412
                                                                   -------------

CAPITAL SPENDING                            9.6%
Deere & Co.                                              5,250          352,432
Siemens AG ADR                                           5,100          403,206
Tyco International, Ltd.                                11,700          395,460
Waste Management, Inc.                                   8,900          256,765
                                                                   -------------
                                                                      1,407,863
                                                                   -------------

COMMUNICATIONS                              7.2%
BellSouth Corp.                                         19,450          511,341
Comcast Corp. Class A *                                 11,814          399,076
MCI, Inc.                                                6,000          149,520
                                                                   -------------
                                                                      1,059,937
                                                                   -------------

CONSUMER SERVICES                           6.9%
Cendant Corp.                                           21,800          447,772
News Corp. Class A                                      20,700          350,244
R.R. Donnelley & Sons Co.                                6,600          208,692
                                                                   -------------
                                                                      1,006,708
                                                                   -------------

CONSUMER STAPLES                           10.0%
Altria Group, Inc.                                       7,000          457,730
Cadbury Schweppes Plc ADR                                7,200          293,040
McDonald's Corp.                                        10,500          326,970
PepsiCo, Inc.                                            7,400          392,422
                                                                   -------------
                                                                      1,470,162
                                                                   -------------

ENERGY                                     14.1%
ConocoPhillips                                           3,868          417,125
Exxon Mobil Corp.                                        9,500          566,200
Halliburton Co.                                          7,650          330,862
Marathon Oil Corp.                                       7,935          372,310
Occidental Petroleum Corp.                               5,400          384,318
                                                                   -------------
                                                                      2,070,815
                                                                   -------------


See notes to schedules of investments.

*Non-income producing.

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL                                  21.2%
Bank of America Corp.                                   14,650     $    646,065
Citigroup, Inc.                                         14,767          663,629
Freddie Mac                                              3,450          218,040
Goldman Sachs Group, Inc.                                3,100          340,969
J.P. Morgan Chase & Co.                                 12,900          446,340
The St. Paul Travelers Cos., Inc.                       10,487          385,188
Wells Fargo & Co.                                        6,900          412,620
                                                                   -------------
                                                                      3,112,851
                                                                   -------------

HEALTH CARE                                 7.6%
Baxter International, Inc.                               8,100          275,238
Beckman Coulter, Inc.                                    2,000          132,900
GlaxoSmithKline plc ADR                                  2,400          110,208
MedImmune, Inc.*                                         7,900          188,099
Sanofi-Aventis ADR                                       9,847          416,922
                                                                   -------------
                                                                      1,123,367
                                                                   -------------

RETAIL                                      3.1%
Lowe's Cos., Inc.                                        4,950          282,596
Staples, Inc.                                            5,700          179,151
                                                                   -------------
                                                                        461,747
                                                                   -------------

TECHNOLOGY                                  6.4%
Cisco Systems *                                          7,400          132,386
Freescale Semiconductor, Inc.-Class B*                   7,776          134,136
Hewlett-Packard Co.                                     12,350          270,959
Microsoft Corp.                                         15,600          377,052
Motorola, Inc.                                           2,100           31,437
                                                                   -------------
                                                                        945,970
                                                                   -------------

TRANSPORTATION                              2.1%
Canadian Pacific Railway, Ltd.                           4,100          147,477
CSX Corp.                                                3,900          162,435
                                                                   -------------
                                                                        309,912
                                                                   -------------

UTILITIES                                   3.2%
Dominion Resources, Inc.                                 2,900          215,847
Entergy Corp.                                            3,650          257,909
                                                                   -------------
                                                                        473,756
                                                                   -------------

TOTAL COMMON STOCKS
 (cost $11,857,746)                                                  14,298,500
                                                                   -------------



See notes to schedules of investments.

*Non-income producing.

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    -----------    ------------

SHORT-TERM INVESTMENT                       1.8%

VARIABLE RATE DEMAND DEPOSIT                1.8%
UMB Bank Money Market Fiduciary                    $   263,917     $    263,917

TOTAL SHORT-TERM INVESTMENT
 (cost $263,917)                                                        263,917
                                                                   -------------

TOTAL INVESTMENTS                          99.0%
 (cost $12,121,663)                                                  14,562,417

Cash and Other Assets, less Liabilities     1.0%                        154,470
                                                                   -------------

NET ASSETS                                100.0%                   $ 14,716,887
                                                                   =============

See notes to schedules of investments.

*Non-income producing.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS                              98.0%

BASIC INDUSTRIES                            5.8%
Archer-Daniels-Midland Co.                             604,250     $ 14,852,465
BASF AG ADR                                            336,250       23,722,438
Freeport-McMoRan Copper & Gold, Inc.                   317,750       12,586,077
                                                                   -------------
                                                                     51,160,980
                                                                   -------------

CAPITAL SPENDING                            9.6%
Deere & Co.                                            317,400       21,307,062
Siemens AG ADR                                         311,650       24,639,049
Tyco International, Ltd.                               683,450       23,100,610
Waste Management, Inc.                                 512,150       14,775,527
                                                                   -------------
                                                                     83,822,248
                                                                   -------------

COMMUNICATIONS                              7.3%
BellSouth Corp.                                      1,196,550       31,457,300
Comcast Corp. Class A*                                 710,301       23,993,968
MCI, Inc.                                              328,350        8,182,482
                                                                   -------------
                                                                     63,633,750
                                                                   -------------

CONSUMER SERVICES                           6.8%
Cendant Corp.                                        1,269,400       26,073,476
News Corp. Class A                                   1,263,800       21,383,496
R.R. Donnelley & Sons Co.                              399,800       12,641,676
                                                                   -------------
                                                                     60,098,648
                                                                   -------------

CONSUMER STAPLES                           10.2%
Altria Group, Inc.                                     426,500       27,888,835
Cadbury Schweppes Plc ADR                              427,750       17,409,425
McDonald's Corp.                                       685,250       21,338,685
PepsiCo, Inc.                                          425,700       22,574,871
                                                                   -------------
                                                                     89,211,816
                                                                   -------------

ENERGY                                     13.8%
ConocoPhillips                                         226,279       24,401,927
Exxon Mobil Corp.                                      553,600       32,994,560
Halliburton Co.                                        443,950       19,200,837
Marathon Oil Corp.                                     459,504       21,559,928
Occidental Petroleum Corp.                             328,800       23,400,696
                                                                   -------------
                                                                    121,557,948
                                                                   -------------

FINANCIAL                                  21.4%
Bank of America Corp.                                  863,700       38,089,170
Citigroup, Inc.                                        870,119       39,103,148


See notes to schedules of investments.

*Non-income producing.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

Freddie Mac                                            205,450      $12,984,440
Goldman Sachs Group, Inc.                              204,450       22,487,456
J.P. Morgan Chase & Co.                                781,150       27,027,790
The St. Paul Travelers Cos., Inc.                      621,993       22,845,803
Wells Fargo & Co.                                      425,900       25,468,820
                                                                   -------------
                                                                    188,006,627
                                                                   -------------

HEALTH CARE                                 7.9%
Baxter International, Inc.                             535,600       18,199,688
Beckman Coulter, Inc.                                  130,850        8,694,982
GlaxoSmithKline plc ADR                                148,650        6,826,008
MedImmune, Inc.*                                       473,500       11,274,035
Sanofi-Aventis ADR                                     574,230       24,312,898
                                                                   -------------
                                                                     69,307,611
                                                                   -------------

RETAIL                                      3.3%
Lowe's Cos., Inc.                                      310,800       17,743,572
Staples, Inc.                                          359,550       11,300,657
                                                                   -------------
                                                                     29,044,229
                                                                   -------------

TECHNOLOGY                                  6.8%
Cisco Systems*                                         441,800        7,903,802
Freescale Semiconductor, Inc. - Class B*               465,710        8,033,497
Hewlett-Packard Co.                                    805,600       17,674,864
Microsoft Corp.                                        936,950       22,646,082
Motorola, Inc.                                         222,400        3,329,328
                                                                   -------------
                                                                     59,587,573
                                                                   -------------

TRANSPORTATION                              1.9%
Canadian Pacific Railway, Ltd.                         220,150        7,918,795
CSX Corp.                                              216,400        9,013,060
                                                                   -------------
                                                                     16,931,855
                                                                   -------------

UTILITIES                                   3.2%
Dominion Resources, Inc.                               173,850       12,939,656
Entergy Corp.                                          213,700       15,100,042
                                                                   -------------
                                                                     28,039,698
                                                                   -------------

TOTAL COMMON STOCKS
(cost $705,958,663)                                                 860,402,983
                                                                   -------------

See notes to schedules of investments.

*Non-income producing.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT                       1.5%

VARIABLE RATE DEMAND DEPOSIT                1.5%
UMB Bank Money Market Fiduciary                   $ 12,917,018      $12,917,018
                                                                   -------------

TOTAL SHORT-TERM INVESTMENT
(cost $12,917,018)                                                   12,917,018
                                                                   -------------

TOTAL INVESTMENTS                          99.5%
(cost $718,875,681)                                                 873,320,001

Cash and Other Assets, less Liabilities     0.5%                      4,485,080
                                                                   -------------

NET ASSETS                                100.0%                 $   877,805,081
                                                                   =============

See notes to schedules of investments.

*Non-income producing.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS                              96.4%

BASIC INDUSTRIES                            6.0%
BASF AG ADR                                             66,750       $4,709,213
Mitsubishi Corp. ADR                                    58,300        1,514,185
                                                                   -------------
                                                                      6,223,398
                                                                   -------------

CAPITAL SPENDING                            6.6%
Investor AB Class B                                    154,750        2,098,283
Siemens AG ADR                                          60,550        4,787,083
                                                                   -------------
                                                                      6,885,366
                                                                   -------------

COMMUNICATIONS                             10.4%
SK Telecom Co., Ltd. ADR                               105,100        2,072,572
Telecom Italia S.p.A. ADR                              130,800        4,936,392
Vivendi Universal SA ADR                               123,500        3,779,100
                                                                   -------------
                                                                     10,788,064
                                                                   -------------

CONSUMER SERVICES                           6.1%
Groupe Bruxelles Lambert SA                             46,300        4,233,435
WPP Group plc                                          182,000        2,072,090
                                                                   -------------
                                                                      6,305,525
                                                                   -------------

CONSUMER STAPLES                            9.2%
Allied Domecq plc                                      444,100        4,477,085
Cadbury Schweppes plc ADR                               51,300        2,087,910
Nestle SA ADR                                           44,200        3,033,906
                                                                   -------------
                                                                      9,598,901
                                                                   -------------

ENERGY                                     13.5%
BP plc ADR                                              68,900        4,299,360
ENI S.p.A. ADR                                          35,350        4,601,156
Total SA ADR                                            43,200        5,064,336
                                                                   -------------
                                                                     13,964,852
                                                                   -------------

FINANCIAL                                  20.4%
Allianz AG                                              36,950        4,703,993
Barclays plc                                           301,800        3,085,295
ING Groep NV ADR                                       156,400        4,727,972
Mizuho Financial Group, Inc.                               529        2,507,507
Royal Bank of Scotland Group plc                        97,700        3,108,972
UBS AG ADR                                              36,000        3,038,400
                                                                   -------------
                                                                     21,172,139
                                                                   -------------

See notes to schedules of investments.

*Non-income producing.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE                                 7.0%
GlaxoSmithKline plc ADR                                 16,950       $  778,344
Roche Holding AG ADR                                    28,800        1,548,855
Sanofi-Aventis ADR                                     116,881        4,948,742
                                                                   -------------
                                                                      7,275,941
                                                                   -------------

PROPERTY                                    3.0%
Mitsui Fudosan Co., Ltd.                               262,400        3,088,646
                                                                   -------------

TECHNOLOGY                                  2.5%
Philips Electronics NV ADR                              94,716        2,606,584
                                                                   -------------

UTILITIES                                  11.7%
E.ON AG ADR                                            163,650        4,704,937
Fortum Oyj                                             141,200        2,756,465
Scottish Power plc                                     613,000        4,737,661
                                                                   -------------
                                                                     12,199,063
                                                                   -------------

TOTAL COMMON STOCKS
 (cost $81,771,248)                                                 100,108,479
                                                                   -------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------

SHORT-TERM INVESTMENT                       2.7%

VARIABLE RATE DEMAND DEPOSIT                2.7%
UMB Bank Money Market Fiduciary                     $2,764,168        2,764,168
                                                                   -------------

TOTAL SHORT-TERM INVESTMENT
 (cost $2,764,168)                                                    2,764,168
                                                                   -------------

TOTAL INVESTMENTS                          99.1%
 (cost $84,535,416)                                                 102,872,647

Cash and Other Assets, less Liabilities     0.9%                        903,333
                                                                   -------------

NET ASSETS                                100.0%                   $103,775,980
                                                                   =============


See notes to schedules of investments.

*Non-income producing.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF MARCH 31, 2005:

COUNTRY                                   % OF EQUITIES
-------------------------------------------------------
United Kingdom                                 24.6%
Germany                                        18.9%
France                                         13.8%
Italy                                           9.5%
Japan                                           7.1%
South Korea                                     2.1%
Switzerland                                     7.6%
Netherlands                                     7.3%
Belgium                                         4.2%
Sweden                                          2.1%
Finland                                         2.8%
-------------------------------------------------------
Total                                         100.0%
-------------------------------------------------------

See notes to schedules of investments.

*Non-income producing.

ICAP SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS                              96.9%

BASIC INDUSTRIES                            8.1%
Archer-Daniel-Midland Co.                              523,700     $ 12,872,546
BASF AG ADR                                            223,650       15,778,507
                                                                   -------------
                                                                     28,651,053
                                                                   -------------

CAPITAL SPENDING                           12.6%
Deere & Co.                                            233,400       15,668,142
Siemens AG ADR                                         209,500       16,563,070
Tyco International, Ltd.                               360,800       12,195,040
                                                                   -------------
                                                                     44,426,252
                                                                   -------------
COMMUNICATIONS                              3.6%
Comcast Corp. Class A *                                377,350       12,746,883
                                                                   -------------

CONSUMER SERVICES                           7.2%
Cendant Corp.                                          775,100       15,920,554
R.R. Donnelley & Sons Co.                              296,750        9,383,235
                                                                   -------------
                                                                     25,303,789
                                                                   -------------

CONSUMER STAPLES                           11.5%
Altria Group, Inc.                                     273,300       17,871,087
Cadbury Schweppes Plc ADR                              173,000        7,041,100
McDonald's Corp.                                       503,900       15,691,446
                                                                   -------------
                                                                     40,603,633
                                                                   -------------

ENERGY                                     12.0%
ConocoPhillips                                         144,850       15,620,624
Marathon Oil Corp.                                     345,402       16,206,262
Occidental Petroleum Corp.                             149,900       10,668,383
                                                                   -------------
                                                                     42,495,269
                                                                   -------------

FINANCIAL                                  21.5%
Bank of America Corp.                                  529,500       23,350,950
Citigroup, Inc.                                        354,350       15,924,489
Freddie Mac                                             80,000        5,056,000
Goldman Sachs Group, Inc.                              140,150       15,415,099
The St. Paul Travelers Cos., Inc.                      435,848       16,008,697
                                                                   -------------
                                                                     75,755,235
                                                                   -------------

HEALTH CARE                                 4.5%
Sanofi-Aventis ADR                                     371,458       15,727,532
                                                                   -------------

See notes to schedules of investments.

*Non-income producing.

ICAP SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2005

--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

TECHNOLOGY                                 10.0%
Freescale Semiconductor, Inc.-Class B*                 303,023      $ 5,227,146
Hewlett-Packard Co.                                    339,500        7,448,630
Microsoft Corp.                                        938,350       22,679,919
                                                                   -------------
                                                                     35,355,695
                                                                   -------------

TRANSPORTATION                              3.0%
CSX Corp.                                              257,100       10,708,215
                                                                   -------------

UTILITIES                                   2.9%
Entergy Corp.                                          143,700       10,153,842
                                                                   -------------

TOTAL COMMON STOCKS
 (cost $314,718,496)                                                341,927,398
                                                                   -------------


                                                   PRINCIPAL
                                                    AMOUNT
                                                 ------------

SHORT-TERM INVESTMENT                       3.6%

VARIABLE RATE DEMAND DEPOSIT                3.6%
UMB Bank Money Market Fiduciary                   $ 12,623,262       12,623,262
                                                                   -------------

TOTAL SHORT-TERM INVESTMENT
 (cost $12,623,262)                                                  12,623,262
                                                                   -------------

TOTAL INVESTMENTS                         100.5%
(cost $327,341,758)                                                 354,550,660
                                                                   -------------

Liabilities less Other Assets             (0.5)%                     (1,772,240)
                                                                   -------------

NET ASSETS                                100.0%                    352,778,420
                                                                   =============

See notes to schedules of investments.

*Non-income producing.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2005
(unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its schedules of investments. These policies are in conformity with U.S. generally accepted accounting principles.

(A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on a U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Events affecting the values of Portfolio securities that occur after the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value unless ICAP determines that the particular event would materially affect net asset value. In addition, events affecting the values of foreign Portfolio securities may occur on days in which U.S. securities exchanges are closed but foreign securities exchanges are open, and on days in which foreign securities exchanges are closed but U.S. securities exchanges are open. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when shareholders will not be able to purchase or redeem shares. If ICAP determines that a particular event materially affects net asset value, ICAP may value the affected security or securities in accordance with pricing procedures adopted by the Board of Directors. Any such determinations must be reported by ICAP to the full Board of Directors quarterly. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

(B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

(C) SHORT-TERM INVESTMENTS - The portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolio's Adviser.

(D)    OTHER - Investment transactions are accounted for on the trade date.


(E) ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax Information

At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                           ICAP                          ICAP          ICAP
                       DISCRETIONARY       ICAP      EURO SELECT      SELECT
                          EQUITY          EQUITY        EQUITY        EQUITY
                         PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Cost of Investments     $12,144,373    $719,521,823   $84,641,268  $327,451,404
Gross unrealized
appreciation              2,616,548     163,349,992    18,689,852    34,421,979
Gross unrealized
depreciation               (198,504)     (9,551,814)     (458,473)   (7,322,723)
Net unrealized
appreciation on
investments              $2,418,044    $153,798,178   $18,231,379   $27,099,256

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Section 302 certifications - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:  /s/ Pamela H. Conroy
     --------------------
     Pamela H. Conroy
     Vice President, Treasurer and Chief Compliance Officer

Date: May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Robert H. Lyon
     ------------------
     Robert H. Lyon
     President

Date: May 26, 2005

By:  /s/ Pamela H. Conroy
     --------------------
     Pamela H. Conroy
     Vice President, Treasurer and Chief Compliance Officer

Date: May 26, 2005